Risk management - Interest Rate Benchmark Reform (Details) - KRW (₩)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Notional amount	₩ 389,338,520,000,000	₩ 390,720,160,000,000
Woori Financial Capital Co., Ltd. [Member] | Significant interest rate benchmarks subject to interest rate benchmark reform [member] | Cash flow hedges [member] | KRW Three CD [Member]
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Notional amount	40,000,000,000
Woori card [Member] | Significant interest rate benchmarks subject to interest rate benchmark reform [member] | Cash flow hedges [member] | Three Month LIBOR [Member]
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Notional amount	100,000,000
Woori card [Member] | Significant interest rate benchmarks subject to interest rate benchmark reform [member] | Cash flow hedges [member] | One Month LIBOR [Member]
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Notional amount	₩ 270,000,000